February 1, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re:  The Prudential Institutional Fund
               (File No. 33-48066)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 and (ii) that the text of Post-Effective Amendment No. 5 was filed electronically on January 26, 1996.


                                 The Prudential Institutional Fund


                                 By: /s/ Marguerite E.H. Morrison
                                     ------------------------------------------
                                     Marguerite E.H. Morrison
                                     Assistant Secretary